Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
		Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Dec. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues		$ 5,595	$ 20,825	$ 18,881
Fees, taxes, and charges		215	659	615
Customer deposits, current portion		1,940	4,735
Contract assets			154
Selling expenses		348	728	673
Operating lease right-of-use assets	[1]	1,370
Operating lease liabilities		1,424
Cruise
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other operating		1,518	3,167	2,971
Customer deposits		2,200	4,900
Customer deposits, current portion		1,900	4,700
Revenues recognized related to customer deposits		3,200	4,300
Cruise | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other operating			268	180
Cruise onboard and other
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues		$ 1,910	6,721	4,950
Cruise onboard and other | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues			$ 390	$ 272
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets					$ 1,400
Operating lease liabilities					$ 1,400

[1]	We adopted the provisions of Leases on December 1, 2019.